Profit Appropriation and Restricted Net Assets	12 Months Ended
Dec. 31, 2023
Profit Appropriation And Restricted Net Assets [Abstract]
PROFIT APPROPRIATION AND RESTRICTED NET ASSETS
19.
PROFIT APPROPRIATION AND RESTRICTED NET ASSETS

The Company’s subsidiaries, VIEs and the VIEs’ subsidiaries in China are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to China’s WFOE, its subsidiaries have to make appropriations from its after-tax profit (as determined under Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund, and (iii) staff bonus and welfare fund. General reserve fund is at least 10% of the after-tax profits calculated in accordance with PRC GAAP.

Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. The appropriations of the enterprise expansion fund and staff bonus and welfare fund are at the Company’s discretion. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from its after-tax profit (as determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund, and (ii) discretionary surplus fund. Statutory surplus fund is at least 10% of the after-tax profits calculated in accordance with PRC GAAP.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in register capital of the respective company. These reserves are not transferable to the Company in the form of cash dividends, loans or advances. These reserves are therefore not available for distribution except in liquidation.

As of December 31, 2022 and 2023, the Company's PRC subsidiaries, VIEs and VIEs’ subsidiaries had appropriated RMB 49,061 and RMB43,787 (US$6,167), respectively, in its statutory reserves.

Under the PRC laws and regulations, the subsidiaries, VIEs and the VIEs’ subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances of the combined and consolidated net assets as of December 31, 2023. Even though the Group currently does not require any such dividends, loans or advances from the PRC subsidiaries, VIEs and VIEs’ subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries, VIEs and VIEs’ subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely declare and pay dividends to or distribution to its shareholders. Amounts of net assets restricted include paid-in capital of the Company’s PRC subsidiaries and the net assets of the VIEs and VIEs’ subsidiaries in which the Company has no legal ownership, totaling RMB19,502,611 (US$2,746,885) as of December 31, 2023.